Organization and principal activities	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities	Organization and principal activities

Alibaba Group Holding Limited (the “Company”) is a limited liability company, which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands, retailers and other businesses to leverage the power of new technology to engage with their users and customers and operate in a more efficient way.

The Company’s businesses comprise Alibaba China E-commerce Group, Alibaba International Digital Commerce Group, Cloud Intelligence Group and other businesses. An ecosystem has developed around the Company’s platforms and businesses that consists of consumers, merchants, brands, retailers, enterprises, third-party service providers, strategic alliance partners and other businesses.

Alibaba China E-commerce Group is comprised of (i) E-commerce business, (ii) Quick commerce business and (iii) China commerce wholesale business. E-commerce business mainly consists of Taobao and Tmall, the Company’s digital retail business in China, Xianyu, a consumer-to-consumer community and marketplace for idle goods in China, as well as Fliggy, an online travel platform providing comprehensive services. Quick commerce business includes Taobao Instant Commerce, a local services and on-demand delivery platform in China. China commerce wholesale business mainly includes 1688.com, an integrated domestic wholesale marketplace in China.

Alibaba International Digital Commerce Group is comprised of (i) International commerce retail business and (ii) International commerce wholesale business. International commerce retail business mainly includes AliExpress, a global e-commerce platform, Trendyol, an e-commerce platform in Türkiye, Lazada, an e-commerce platform in Southeast Asia, and Daraz, an e-commerce platform across South Asia with key markets in Pakistan and Bangladesh. International commerce wholesale business mainly includes Alibaba.com, an integrated international online wholesale marketplace.

Cloud Intelligence Group offers a comprehensive suite of cloud services based on a three-tiered architecture of infrastructure-as-a-service (IaaS), platform-as-a-service (PaaS) and model-as-a-service (MaaS) to customers worldwide.

Other businesses include Freshippo, Cainiao, Alibaba Health, Hujing Digital Media and Entertainment Group, Amap, Qwen Consumer Business Group, Lingxi Games and DingTalk.

The Company’s American depositary shares (“ADSs”) have been listed on the New York Stock Exchange (“NYSE”) under the symbol of “BABA” and the Company’s ordinary shares have been listed on the Hong Kong Stock Exchange (“HKSE”) under the codes “9988 (HKD Counter)” and “89988 (RMB Counter).”